GCAT 2022-NQM2 Trust ABS-15G

Exhibit 99.6

Account Number	Field ID	Original Field Value	Audit Value	Match
436294157	Sales_Price	$XXX	$XXX	FALSE
436294168	UW_FICO_Utilized	XXX	XXX	FALSE
436294170	Original_Collateral_Value	$XXX	$XXX	FALSE
436294188	Sales_Price	$XXX	$XXX	FALSE